Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Estimated Impact of Adoption of New Accounting Policy on Group's Consolidated Financial Statements	The following table gives a summary of the opening balance adjustments recognized for each line item in the consolidated statements of financial position that has been impacted by IFRS 9 (2014) and IFRS 15:

	At December 31, 2017	Impact on initial application of IFRS 9 (2014) (Note 2.2 (c)(ii))	Impact on initial application of IFRS 15 (Note 2.2 (c)(iii))	At January 1, 2018
ASSETS
Deferred income tax assets	5,973	265	(584)	5,654
Contract assets	—	—	753	753
Other assets	20,721	—	(5,275)	15,446
Contract costs	—	—	6,856	6,856
Total non-current assets	495,261	265	1,750	497,276
Accounts receivable	13,964	(1,118)	—	12,846
Prepayments and other current assets	13,801	—	(2,221)	11,580
Contract assets	—	—	2,221	2,221
Total current assets	76,722	(1,118)	—	75,604
Total assets	571,983	(853)	1,750	572,880
EQUITY
Reserves	(20,912)	(85)	175	(20,822)
Retained profits
- Proposed final dividend	1,591	—	—	1,591
- Others	69,315	(768)	1,575	70,122
Total equity	304,347	(853)	1,750	305,244
CURRENT LIABILITIES
Accounts payable and accrued liabilities	125,260	—	3,671	128,931
Current portion of deferred revenue	350	—	(311)	39
Advances from customers	49,283	—	(49,000)	283
Contract liabilities	—	—	45,640	45,640
NON-CURRENT LIABILITIES
Deferred revenue	3,020	—	(782)	2,238
Contract liabilities	—	—	782	782
Total equity and liabilities	571,983	(853)	1,750	572,880
Net current liabilities	(165,900)	(1,118)	—	(167,018)
Total assets less current liabilities	329,361	(853)	1,750	330,258

Summary of Impact of Transition to IFRS 9 on Retained Profits and Reserves and Related Tax Impact
The following table summarizes the impact of transition to IFRS 9 (2014) on retained profits and reserves and the related tax impact at January 1, 2018.

Reserves and Retained profits
Recognition of additional expected credit losses on:
- financial assets measured at amortized cost	(1,118)
Related tax	265
Net decrease in retained profits and reserves at January 1, 2018	(853)

Summary of Reconciles of Closing and Opening Loss Allowance
The following table reconciles the closing loss allowance determined in accordance with IFRS 9 (2010) as of December 31, 2017 with the opening loss allowance determined in accordance with IFRS 9 (2014) as of January 1, 2018.

Loss allowance at December 31, 2017 under IFRS 9 (2010)	6,657
Additional credit loss recognized at January 1, 2018 on:
- Accounts receivable	1,118
Loss allowance at January 1, 2018 under IFRS 9 (2014)	7,775

Summary of Impact of Transition to IFRS 15 on Retained Profits and Reserves and Related Tax Impact
The following table
summarizes the impact of transition to IFRS
15
on retained profits and reserves and the related tax impact at January
1
,
2018
:

Reserves and Retained profits
Capitalization of sales commissions	2,334
Related tax	(584)
Net increase in retained profits and reserves at January 1, 2018	1,750

Schedule of Operating Leases Commitments
The following table reconciles the operating lease commitments as of December 31, 2018 to the opening balance for lease liabilities recognized as of January 1, 2019:

January 1, 2019
Operating lease and other commitments at December 31, 2018	54,751
Less: commitments relating to non-lease elements at December 31, 2018	(14,345)

Operating lease commitments at December 31, 2018	40,406
Less: commitments relating to leases exempt from capitalization:
- short-term leases and other leases with remaining lease term ending on or before December 31, 2019	(721)
- leases of low-value assets	(36)
Less: total future interest expenses	(3,169)

Present value of remaining lease payments, discounted using the incremental borrowing rate at January 1, 2019	36,480
Add: finance lease liabilities recognized as of December 31, 2018	240

Total lease liabilities recognized at January 1, 2019	36,720

Summary of Impacts On Adoption Of IFRS 16 Lease Policy
The following table summarizes the impacts of the adoption of IFRS 16 on the Group’s consolidated statements of financial position:

	Note	Carrying amount at December 31, 2018	Capitalization of operating lease contracts	Carrying amount at January 1, 2019
Line items in the consolidated statements of financial position impacted by the adoption of IFRS 16:
ASSETS
Property, plant and equipment	15	384,475	(343)	384,132
Lease prepayments		9,290	(9,290)	—
Right-of-use assets	16	—	47,359	47,359
Interest in associates	19	35,758	(264)	35,494
Deferred income tax assets	13	3,401	271	3,672
Other assets	25	14,645	(1,801)	12,844
Total non-current assets		464,411	35,932	500,343
Prepayments and other current assets	28	11,106	(526)	10,580
Total current assets		75,909	(526)	75,383
Total assets		540,320	35,406	575,726
EQUITY
Reserves		(20,154)	(107)	(20,261)
Retained profits
- Proposed 2018 final dividend		4,100	—	4,100
- Others		75,920	(967)	74,953
Total equity		314,286	(1,074)	313,212

	Note	Carrying amount at December 31, 2018	Capitalization of operating lease contracts	Carrying amount at January 1, 2019
Line items in the consolidated statements of financial position impacted by the adoption of IFRS 16:

Lease liabilities (non-current portion)	36	—	27,576	27,576
Other obligations	38	190	(6)	184

Total non-current liabilities		11,124	27,570	38,694

Lease liabilities (current portion)	36	—	9,144	9,144
Current portion of other obligations	38	2,844	(234)	2,610

Current liabilities		214,910	8,910	223,820

Net current liabilities		(139,001)	(9,436)	(148,437)

Total assets less current liabilities		325,410	26,496	351,906

Schedule of Impacts of Adoption of IFRS 16 on Financial Statements and Related Hypothetical Results
The following tables give an indication of the estimated impact of adoption of IFRS 16 on the Group’s financial result
s
 and cash flows for the year ended December 31, 2019, by adjusting the amounts reported under IFRS 16 in these consolidated financial statements to compute estimates of the hypothetical amounts that would have been recognized under IAS 17 if this superseded standard had continued to apply in 2019 instead of IFRS 16, and by comparing these hypothetical amounts for 2019 with the actual 2018 corresponding amounts which were prepared under IAS 17.

	Year ended December 31, 2019				Year ended December 31, 2018
	Amounts reported under IFRS 16 (A)	Add back: IFRS 16 depreciation and interest expense (B)	Deduct: Estimated amounts related to operating lease as if under IAS 17 (Note a ) (C)	Hypothetical amounts for 2019 as if under IAS 17 (D=A+B+C)	Compared to amounts reported for 2018 under IAS 17
Financial results for the year ended December 31, 2019 impacted by the adoption of IFRS 16:

Depreciation and amortization	(83,080)	10,579	—	(72,501)	(75,777)
Network, operation and support expenses	(43,236)	—	(11,345)	(54,581)	(55,077)
Other operating expenses	(64,480)	—	(192)	(64,672)	(62,561)
Finance costs	(2,123)	1,349	—	(774)	(1,625)
Share of net profit of associates	1,359	37	—	1,396	2,477
Income before income tax	14,167	11,965	(11,537)	14,595	13,081
Net income for the year	11,372	11,965	(11,537)	11,800	10,257

	Year ended December 31, 2019			Year ended December 31, 2018
	Amounts reported under IFRS 16 (A)	Estimated amounts related to operating leases as if under IAS 17 (Notes a & b ) (B)	Hypothetical amounts for 2019 as if under IAS 17 (C=A+B)	Compared to amounts reported for 2018 under IAS 17
Line items in the consolidated statements of cash flows for the year ended December 31, 2019 impacted by the adoption of IFRS 16:

Cash generated from operations	94,952	(10,883)	84,069	93,882
Net cash inflow from operating activities	93,678	(10,883)	82,795	92,387

Capital element of lease rentals paid	(11,123)	10,883	(240)	—
Net cash outflow from financing activities	(29,765)	10,883	(18,882)	(34,058)

Schedule of New and Amendments to IFRS and IAS Standards That Are Not Yet Effective for the Year
The IASB has issued a number of amendments to IFRSs and IAS which are not yet effective for the year ended December 31, 2020 and which have not been adopted in these consolidated financial statements. Of these, the following developments are relevant to the Group’s consolidated financial statements:

Effective for accounting periods beginning on or after
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, “Interest Rate Benchmark Reform – Phase 2”	January 1, 2021
Amendments to IFRS 3, “Reference to the Conceptual Framework”	January 1, 2022
Amendments to IAS 16, “Property, Plant and Equipment: Proceeds before Intended Use”	January 1, 2022
Amendments to IAS 37, “Onerous Contracts-Cost of Fulfilling a Contract”	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
Amendments to IAS 1, “Classification of Liabilities as Current or Non-current”	January 1, 2023

Summary of Estimated Useful Lives of Property Plant and Equipment
Depreciation on property, plant and equipment is calculated using the straight-line method to allocate their costs less their residual values over their estimated useful lives, as follows:

	Depreciable life	Residual rate
Buildings	10 - 30 years	3-5%
Telecommunications equipment	5 - 10 years	3-5%
Office furniture, fixtures, motor vehicles and other equipment	5 - 10 years	3-5%